STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 10 - STOCKHOLDERS’ EQUITY

a) Preferred stock

The Company is authorized to issue a total number of 25,000,000 shares of “blank check” preferred stock with a par value of $0.001. As of September 30, 2021, and December 31, 2020, there were no shares of preferred stock issued or outstanding.

b) Common stock

The Company is authorized to issue a total number of 75,000,000 shares of common stock with a par value of $0.001.

As of September 30, 2021 and December 31, 2020, there were 35,928,188 shares of common stock issued and outstanding. The company did not issue any common stock during the three and nine months ended September 30, 2021.

c) Options

On January 13, 2021, the Board of Directors approved the Marizyme’s 2021 Stock Incentive Plan (“SIP”). The SIP incorporates stock options issued prior to January 13, 2021. The SIP authorized 5,300,000 options for issuance. As of September 30, 2021, there remains 1,527,183 options available for issuance.

During the nine months ended September 30, 2021, the company granted 732,500 (December 31, 2020 - 1,340,000) share purchase options to directors, officers, employees, and consultants of the Company. The weighted-average assumptions used to estimate the fair value of stock options using the Black-Scholes option valuation model were as follows:

	2021	2020
Risk-free interest rate	0.69%	0.93%
Volatility	232.69%	241.88%
Exercise price	$1.25	$1.37
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Expected life (years)	3	10

The Company recognizes forfeitures as they occur.

The summary of option activity for the nine months ended September 30, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2019	2,715,000	$1.50	9.48	$	N/A	[1]
Granted	1,340,000	1.25
Exercised	(254,057)	1.02
Outstanding at December 31, 2020	3,800,943	$1.36	8.82		$123,600
Granted	732,500	1.25
Forfeited	(760,626)	1.25
Outstanding at September 30, 2021	3,772,817	$1.37	8.13		$97,850
Exercisable at September 30, 2021	3,074,476	$1.39	3.77		$97,850

1	Total intrinsic value for stock options outstanding as at December 31, 2019 is not available as it was not disclosed in the previous years filings.

d) Warrants

The warrant activity for the periods presented is as follows:

	Number	Weighted Average Exercise Price
December 30, 2019	113,637	$3.00
Issued on Somah acquisition (Note 4)	3,000,000	5.00
Issued	280,014	1.38
December 30, 2020	3,393,651	$2.13
Issued	1,044,396	2.25
September 30, 2021	4,438,047	$2.16

During the three and nine months ended September 30, 2021, the Company issued the following:

On May 27, 2021, pursuant to the Unit Purchase Agreement (Note 9) the Company issued Class A Warrants for the purchase of 29,978 shares of common stock and Class B Warrants for the purchase of 29,978 shares of common stock. The Class A warrants had a strike price of $3.13 per share and a term of five years. The Class B warrants had a strike price of $5.00 per share and a term of five years.

In July 2021 pursuant to the May Unit Purchase Agreement the Company issued Class A Warrants for 440,000 shares of common stock and Class B Warrants for 440,000 shares of common stock.

On September 29, 2021, pursuant to the modification to the Unit Purchase Agreement as described in Note 9, all Class A and Class B warrants were replaced with an aggregate of 1,044,396 pro-rata Class C warrants. The warrants have a strike price of 2.25 per share and a term of five years. The detachable warrants issued were accounted for as an equity instrument and were ascribed the fair market value of $571,807 using the residual fair value allocation method.

During the year end December 31, 2020, the Company issued the following:

On July 31, 2020, the Company completed the Somah Acquisition (Note 4) whereas 10,000,000 shares of common stock and 3,000,000 warrants were issued. The warrants have a strike price of $5.00 per share and a term of five years. The valuation of the warrants granted was completed in the six months ended June 30, 2021, and the fair market value was determined to be $0.40 per share or $1,200,000.

On September 25, 2020, the Company issued two warrants for services. The warrants were to purchase for 168,008 and 112,006 shares with a strike price of $1.375 and a term of five years. The fair market value was determined to be $0.9062 per share or $152,249 and $101,500, respectively, or $253,749, collectively.

e) Stock-based compensation

During the three and nine month ended September 30, 2021, the Company recorded $64,074 and $593,116, respectively, in non-cash share-based compensation (September 30, 2020 - $1,107,085 and $1,674,200 respectively). Additionally, the Company recognized $33,333 of stock-based compensation on restricted common stock in the nine months ended September 30, 2021.

As of September 30, 2021, the Company had $652,932 of unrecognized stock-based compensation expense, which is expected to be recognized over a weighted-average period of 2.44 years.

NOTE 10 – STOCKHOLDERS’ EQUITY

Preferred stock

Our Articles of Incorporation authorize the issuance of 25,000,000 shares of “blank check” preferred stock with a par value of $0.001. As of December 31, 2020, and 2019, there were no shares issued and outstanding, respectively.

Common stock

Our Articles of Incorporation authorize the issuance of 75,000,000 shares of common stock with a par value of $0.001.

As of December 31, 2020, there were 35,928,188 shares of common stock issued and outstanding and, as of December 31, 2019, 19,858,939 shares of common stock issued and outstanding.

The following transactions in the Company’s common stock were completed in the year ended December 31, 2020:

On January 9, 2020, the Company issued 125,000 shares to a consultant who exercised 125,000 options in lieu of $126,250 in accounts payable.

On April 6, 2020, the Company issued 160,000 shares of common stock to a consultant who exercised 160,000 options in lieu of $161,600 in accounts payable.

On April 6, 2020, the Company issued 5,000 shares of common stock to a director of the Company who exercised 5,000 options in exchange for $5,050 in cash.

On April 6, 2020, the Company issued 15,000 shares of common stock to a consultant in exchange for services rendered in the amount of $15,150.

On June 8, 2020, the Company issued 20,000 shares of common stock to a consultant who exercised 20,000 options in lieu of $20,200 in accounts payable.

On July 28, 2020, the Company issued 64,057 shares of common stock in the conversion of $59,453 of debt.

On July 28, 2020, the Company issued 20,000 shares of common stock were issued at a value of $25,000 to a consultant.

On July 31, 2020, the Company completed the Soma Acquisition (see Note 3) whereas 10,000,000 shares of common stock and 3,000,000 warrants were issued. The fair value of common stock and warrants amounted to $12,500,000 and $1,932,300, respectively.

On August 3, 2020, the Company completed an initial closing of a private placement (the “Private Placement”) with certain accredited investors (the “Investors”) pursuant to which the Company sold and issued to the Investors an aggregate of 4,609,984 shares (the “Shares”) of its Common Stock at a purchase price of $1.25 per share. Each of the Investors is an “accredited investor” as that term is defined in Regulation D, Rule 501(a) under the Securities Act of 1933, as amended (the “Securities Act”). The Shares issued and sold in the Private Placement were offered and sold by the Company in reliance on an exemption from registration pursuant to Section 4(a)(2) of the Securities Act, and Rule 506(b) of Regulation D thereunder.

In consideration for services rendered as the placement agent in the Private Placement, on August 2, 2020, the Company paid Univest Securities LLC cash commissions totaling $460,999, or 8% of the gross proceeds of the Private Placement closing, a 1% non-accountable expense allowance totaling $57,625, and the $31,250 balance (of a total of $37,500) due to the placement agent in advisory fees. Additionally, the Company issued to the placement agent a five-year warrant to purchase an aggregate of 229,499 shares of the Company’s Common Stock at an exercise price of $1.375 per share (the “Agent Warrant”). The Agent Warrant, for which the placement agent paid the Company $100, may be exercised on a cashless basis. The exercise price of the Agent Warrant is subject to adjustment for stock splits, stock dividends, recapitalizations, and the like.

On September 1, 2020, the Company issued 40,000 restricted shares of common stock to Bruce Harmon, the chief financial officer of the Company. The shares vest over a one-year period.

On September 25, 2020, the Company closed on the second tranche of funding in the gross amount of $1,237,760 in exchange for 990,208 shares of common stock. The net amount received by the Company was $1,116,566.

On October 1, 2020, the Company entered into a consulting agreement which had various compensation requirements, including the issuance of 20,000 shares of common stock (valued at $1.25 per share) and 36,364 warrants with an exercise price of $1.375.

The following transactions in the Company’s capital stock were completed in the year ended December 31, 2019:

On June 12, 2019, the Company issued 90,910 share units at $1.10 each for gross proceeds of $100,000 and it issued 27,727 share units at $0.9016 for gross proceeds of $25,000. Each unit consist of one share of common stock and one warrant, which allows the holder to purchase one common share of capital stock for a period of three years at a price of $3.00 per share.

Options

The summary of option activity for the years ended December 31, 2020 and 2019 is as follows:

		Weighted	Weighted
		Average	Average	Total
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Outstanding at December 31, 2018	265,000	$1.50
Granted	2,450,000	$1.01
Exercised	-	$-
Forfeited	-	$-
Outstanding at December 31, 2019	2,715,000	$1.50
Granted	1,340,000	$1.25
Exercised	(254,057)	$1.02
Forfeited	-	$-
Outstanding at December 31, 2020	3,800,943	$1.36	8.82	$123,600
Exercisable at December 31, 2020	2,755,110	$1.40

The fair value of each stock option was estimated using the Black Scholes pricing model which takes into account as of the grant date the exercise price (ranging from $1.01 to $1.37 per share in 2020) and expected life of the stock option (10 years in 2020), the current price of the underlying stock and its expected volatility (ranging from 179.31% to 304.44% in 2020), expected dividends (0%) on the stock and the risk-free interest rate (.93%) for the term of the stock option. In addition, the Company recognizes forfeitures as they occur.

The following stock options were granted during the past year:

On January 9, 2020, the Company issued 250,000 options for common stock to a consultant. The options have an exercise price of $1.01 and expire in 10 years. The options vest at the rate of 25,000 options per month. The Company accelerated the vesting to 100% in September 2020 therefore the remaining amortization was recorded as of September 30, 2020. The Company recorded expenses from issuance through December 31, 2020 of $222,385. The Black-Scholes value was determined to be $1.01.

On August 18, 2020, the Company issued 200,000 options for common stock to a consultant. The options have an exercise price of $1.37 and expire in 10 years. The options vest over a period of eighteen months. For the year ended December 31, 2020, the Company has recorded $66,024 in stock-based compensation. The Black-Scholes value was determined to be $1.25. As of December 31, 2020, there is an unamortized amount of $175,000.

On October 22, 2020, the Company issued 50,000 options for common stock to an employee. The options vest over a three-year period, have an exercise price of $1.25 and expire in 10 years. For the year ended December 31, 2020, the Company has recorded $2,604 in stock-based compensation. On January 31, 2021, the options were fully vested (see Note 12). The Black-Scholes value was determined to be $1.2453. As of December 31, 2020, there is an unamortized amount of $59,671.

On October 22, 2020, the Company issued 120,000 options for common stock to Bruce Harmon, the chief financial officer of the Company. The options vest over a three-year period, have an exercise price of $1.25 and expire in 10 years. As of December 31, 2020, the Company has recorded $6,250 in stock-based compensation. On March 5, 2021, the Company accelerated the vesting to 50% as of this date and the remaining 50% as of October 22, 2021 (see Note 12). The Black-Scholes value was determined to be $1.2453. As of December 31, 2020, there is an unamortized amount of $143,210.

On October 30, 2020, the Company issued 125,000 options for common stock to a consultant. The options vest over a three-year period, have an exercise price of $1.25 and expire in 10 years. For the year ended December 31, 2020, the Company has recorded $6,510 in stock-based compensation. The Black-Scholes value was determined to be $1.2454. As of December 31, 2020, there is an unamortized amount of $149,189.

On November 1, 2020, Dr. Neil J. Campbell executed an employment agreement and was named as chief executive officer, president and director. He received 500,000 options for common stock vesting over three years, with an exercise price of $1.25 and expiring in 10 years. For the year ended December 31, 2020, the Company has recorded $26,042 in stock-based compensation. See Note 12. The Black-Scholes value was determined to be $1.2454. As of December 31, 2020, there is an unamortized amount of $596,754.

On November 9, 2020, the Company issued 15,000 options for common stock to an employee. The options vest over three years, have an exercise price of $1.25 and expire in 10 years. For the year ended December 31, 2020, the Company has recorded $868 in stock-based compensation. The Black-Scholes value was determined to be $1.2445. As of December 31, 2020, there is an unamortized amount of $17,806.

On December 1, 2020, the Company issued 40,000 options for common stock to Dr. Steven Brooks, the Company’s chief medical officer. The options vest over three years, have an exercise price of $1.25 and expire in 10 years. For the year ended December 31, 2020, the Company has recorded $2,083 in stock-based compensation. The Black-Scholes value was determined to be $1.2462. As of December 31, 2020, there is an unamortized amount of $47,771.

On December 2, 2020, the Company issued 40,000 options for common stock to Dr. Donald Very, the Company’s executive vice president. The options vest over three years, have an exercise price of $1.25 and expire in 10 years. For the year ended December 31, 2020, the Company has recorded $1,330 in stock-based compensation. The Black-Scholes value was determined to be $1.2461. As of December 31, 2020, there is an unamortized amount of $47,767.

The weighted average grant date fair value of options granted during 2020 was $1.25. As of December 31, 2020, the total unamortized stock-based compensation expense amounted to $1,237,167 and will be expensed through December 2023. As of December 31, 2020, the number of options outstanding and exercisable are as follows including weighted average inputs used in calculating stock-based compensation:

	Number of	Number of		Remaining
Exercise	Options	Options		Life in	Intrinsic
Price	Outstanding	Exercisable	Term	Years	Value
$1.01	515,000	515,000	10 years	7.93 - 8.03	$123,600
$1.25	890,000	14,167	10 years	9.81 - 9.92	-
$1.37	200,000	30,000	10 years	9.63	-
$1.50	2,195,943	2,195,943	10 years	8.53	-
	3,800,943	2,755,110			$123,600

Warrants

On June 12, 2019, as part of a financing, the Company issued warrants to purchase 113,637 shares of Common Stock at a strike price of $3 for a period of three years. All of these warrants were still outstanding as of December 31, 2020.

On July 31, 2020, the Company completed the Somah Acquisition (see Note 4) whereas 10,000,000 shares of common stock and 3,000,000 warrants were issued. The warrants have a strike price of $5.00 per share and a term of five years. The preliminary fair market value was determined to be $0.6441 per share or $1,932,300.

On September 25, 2020, the Company issued two warrants for services. The warrants were to purchase for 168,008 and 112,006 shares with a strike price of $1.375 and a term of five years. The fair market value was determined to be $0.9062 per share or $152,249 and $101,500, respectively, or $253,749, collectively.

As of December 31, 2020, there are 3,393,651 warrants outstanding.